Supplement dated April 28, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014 and March 14, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Delete the Objective and substitute:
The Fund seeks income.